July 15, 1998



Filing Desk
U.S. Securities and
Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      Enterprise Group of Funds,
     Inc.
     Registration No. 2-28097
     Rule 497 Filing

To Whom It May Concern:

The following amendment to the Prospectus dated May 1, 1998, is filed pursuant to Rule
497 (e) by supplement or sticker to the above-referenced Fund. No changes were necessary to the above-referenced Fund. No changes were necessary to the cross-reference sheet.

Thank you for your assistance. If you have any questions concerning this filing, please feel free to contact the undersigned at (404)
261-1116.

Sincerely,



Rene Romain
Senior Counsel

Attachment